Significant Accounting Policies (Details) - Schedule of amortization periods of the right-of-use assets	Dec. 31, 2021
Buildings [member]
Significant Accounting Policies (Details) - Schedule of amortization periods of the right-of-use assets [Line Items]
Amortization periods	10 years
Motor vehicles [member]
Significant Accounting Policies (Details) - Schedule of amortization periods of the right-of-use assets [Line Items]
Amortization periods	3 years